Supplemental Cash Flow Information - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations		$ 193,300	$ 167,800	$ 122,700
Income taxes paid		3,700	6,000	2,900
Extinguishment of debt		23,600	23,100
Property, Plant and Equipment, Disposals		23,600	23,100
Due from joint ventures		0	79,108
Partners' equity		1,821,686	1,833,254
Skaugen Gulf Petchem Carriers B.S.C
Schedule Of Supplemental Cash Flow [Line Items]
Purchase price of ownership interest acquired				$ 13,200
Ownership interest acquired (as a percent)				100.00%
Skaugen Gulf Petchem Carriers B.S.C | Skaugen
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)				35.00%
Noncash portion of the consideration paid				$ 4,600
Skaugen Gulf Petchem Carriers B.S.C | The Oil & Gas Holding Company B.S.C.
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)				35.00%
Skaugen Gulf Petchem Carriers B.S.C | Suffun Bahrain W.L.L.
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)				30.00%
Bahrain LNG Joint Venture
Schedule Of Supplemental Cash Flow [Line Items]
Due from joint ventures			$ 79,100
Partners' equity	$ 7,900
Subordinated debt	$ 71,200	$ 73,400
Subordinated borrowing, interest rate (in percentage)	6.00%